10-Q Shareholders’ equity	3 Months Ended
Mar. 31, 2026
Equity [Abstract]
Shareholders’ equity	Shareholders’ equity
Authorized
In December 2023, in connection with the Company’s TSX listing, the authorized share capital of the Company was amended in order to: (i) create a new class of non-voting and non-participating shares in the capital of the Company exchangeable at the holder's option into SVS (the “Exchangeable Shares”) and authorize the issuance of an unlimited number of Exchangeable Shares; and (ii) restate the rights of the SVS to provide for a conversion feature whereby each SVS may at any time, at the holder’s option, be converted into one (1) Exchangeable Share. The Exchangeable Shares do not carry voting rights, rights to receive dividends or other rights upon dissolution of the Company and are considered “restricted securities” within the meaning of such term under applicable Canadian securities laws. The amendments aim to provide the Company’s shareholders with the option to convert their SVS into Exchangeable Shares if such shareholders prefer to hold non-voting and non-participating shares given the uncertainty and complexity related to cannabis regulations in the U.S.
As of December 31, 2025, the Company’s authorized share capital consists of (i) an unlimited number of MVS, (ii) an unlimited number of SVS and (iii) an unlimited number of non-voting and non-participating shares that are exchangeable at the shareholder’s option into SVS. All three classes of authorized share capital are without par value. The MVS are held directly or indirectly by Mr. Boris Jordan, the Company’s CEO and Chairman.
Issued
Holders of the SVS are entitled to one vote per share. MVS Holders are entitled to 15 votes per share and are entitled to notice of and to attend any meeting of the Company’s shareholders, except for shareholder meetings in which only holders of a particular class or series of shares will have the right to vote.
The MVS are convertible into SVS on a one-for-one basis at any time at the option of the holder or upon termination of the MVS structure. The MVS shall automatically convert into SVS upon the earlier to occur of: (i) the transfer or disposition of the MVS by the CEO and Chairman to one or more third parties who are not permitted holders; and (ii) the CEO and Chairman or his permitted holders no longer beneficially owning, directly or indirectly and in the aggregate, at least 5% of the issued and outstanding SVS and MVS on a non-diluted basis. MVS and SVS have equal dividend rights.
As of December 31, 2025, 2024 and 2023, the Company’s MVS represented approximately 12.2%, 12.5% and 12.8%, respectively of the total issued and outstanding shares and controlled approximately 67.5%, 68.2% and 68.8%, respectively, of the total voting power.
As of December 31, 2025, 2024, and 2023, the number of SVS available for issuance under the Company’s 2018 Long Term Incentive Plan (“LTIP”) was 25,749,158, 25,001,964 and 24,457,593, respectively. See Note 19 — Share-based compensation for further detail.
As of December 31, 2025, no Exchangeable Shares have been issued.
On June 5, 2026, the Company effected a 1-for-3 reverse stock split of its SVS and MVS. Share amounts, per share amounts, voting rights and equity award information included herein has been retrospectively adjusted to reflect the reverse stock split for all periods presented. See Note 2 — Basis of presentation and consolidation for further detail.
Treasury shares
There were no SVS repurchased into treasury during the years ended December 31, 2025, 2024, and 2023. SVS previously repurchased into treasury were canceled during the year ended December 31, 2024. During the year ended December 31, 2023, the Company received back from the escrow agent and concurrently cancelled 116,931 SVS, that had previously been issued into an escrow account at the Select and Grassroots acquisition dates. The SVS were returned to the Company as the matters subject to be paid via escrow were resolved and/or the escrow resolution periods were completed.
2023 Capital raise
In order for the Company to comply with the conditions precedent to the TSX Listing, on October 3, 2023, the Company closed a marketed offering of 900,000 SVS, for total gross proceeds to the Company of C$16.2 million. The SVS were offered in each of the Provinces of Canada, other than Québec, pursuant to a prospectus supplement dated September 28, 2023, to the Company's base shelf prospectus dated December 30, 2022, and in the United States on a private placement basis to “qualified institutional buyers” pursuant to exemptions from the registration requirements of the U.S. Securities Act of 1933, as amended (the “Securities Act”), and applicable state securities laws.